RESOURCE PROPERTY	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
RESOURCE PROPERTY [Text Block]

7. RESOURCE PROPERTY

Proteus Property

On July 15, 2010, the Company entered into an Option Agreement, wherein acquired an exclusive options to purchase of a 100% interest in the Proteus Property which is located near Cobalt, Ontario, Canada.

The Company was unsuccessful in raising additional capital for this exploration project and therefore do not have sufficient funds to make the required option payments. Consequently, effective August 13, 2012, the Company entered into an assignment agreement among Timber Wolf Gold Inc., a Nevada corporation (“Timber Wolf”) and Gino Chitaroni, wherein the Company have assigned all of its rights, title and interest in and to the option agreement for the Property to Timber Wolf, with no further obligations to the company.

3. RESOURCE PROPERTY

Proteus Property

On July 15, 2010, the Company entered into an Option Agreement that would provide for the purchase of a 100% interest in the Proteus Property which is located near Cobalt, Ontario, Canada.

To complete the option, the agreement requires the Company to make the following payments and incur the following amounts of exploration and development expenses:

a)	$25,000 upon the execution of the agreement (paid);
b)	an additional $25,000 cash (paid) and incur $75,000 in exploration expenditures (of which the Company has prepaid $1,352 and incurred $73,648) by July 15, 2011;
c)	an additional $25,000 cash and incur an additional $100,000 in exploration expenditures by July 15, 2012; and
d)	incur an additional $150,000 in exploration expenditures by July 15, 2013.

The property is subject to a 2% net smelter royalty, which the Company has the right to purchase in 2.5% increments for $500,000, on or before one (1) year from the date of production.

To January 31, 2012, the Company has incurred the following costs related to its resource property:

	January 31,	January 31,
	2012	2011
Acquisition cost	$50,000	$25,000
Exploration costs, beginning of year	$-	$-
Exploration	73,648	-
Exploration costs, end of year	$73,648	$-